Basis of preparation (Tables)	12 Months Ended
Oct. 31, 2025
Disclosure Of Detailed Information About Basis Of Preparation [Abstract]
Schedule of ownership interest

Subsidiaries	Places of operations	Percentage Ownership	Principal activities	Functional Currency
Canna Cabana Inc.	Canada	100%	Cannabis retail	Canadian Dollar
2680495 Ontario Inc.	Canada	100%	Cannabis retail	Canadian Dollar
Saturninus Partners GP	Canada	50%	Cannabis retail	Canadian Dollar
Valiant Distribution Canada Inc.	Canada	100%	Wholesale distribution	Canadian Dollar
META Growth Corp.	Canada	100%	Cannabis retail	Canadian Dollar
NAC Thompson North Ltd. Partnership	Canada	49%	Cannabis retail	Canadian Dollar
NAC OCN Ltd. Partnership	Canada	49%	Cannabis retail	Canadian Dollar
HT Global Imports Inc.	Canada	100%	Product sourcing and imports	Canadian Dollar
2049213 Ontario Inc.	Canada	100%	Cannabis retail	Canadian Dollar
1171882 B.C. Ltd.	Canada	100%	Cannabis retail	Canadian Dollar
High Tide BV (Grasscity)	Netherlands	100%	E-commerce retail	European Euro
Valiant Distribution Inc.	United States	100%	Wholesale distribution	U.S. Dollar
Smoke Cartel USA, Inc.	United States	100%	E-commerce retail	U.S. Dollar
Fab Nutrition, LLC	United States	100%	E-commerce retail	U.S. Dollar
Halo Kushbar Retail Inc.	Canada	100%	Cannabis retail	Canadian Dollar
Nuleaf Naturals LLC	United States	100%	E-commerce retail	U.S. Dollar
DHC Supply, LLC	United States	100%	E-commerce retail	U.S. Dollar
2629268 Alberta ltd.	Canada	87.5%	Event-based cannabis retail	Canadian Dollar
DS Distribution Inc.	United States	100%	E-commerce retail	U.S. Dollar
Enigmaa Ltd. (Blessed CBD)	United Kingdom	80%	E-commerce retail	British Pound Sterling
Remexian Pharma GMBH	Germany	51%	Medical cannabis distribution	European Euro
High Tide Germany GmbH	Germany	100%	Accessories retail	European Euro